EQUITY INVESTMENTS - Schedule of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 0	$ 3,061
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$ 4,000	$ 7,061